Income Taxes	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

4)	Income Taxes
The Company’s effective income tax rate for the nine months ended September 25, 2022 was -0.28% compared to
-0.11%
for the nine months ended September 26, 2021.
The Company generated operating losses in each of the periods presented. The Company is not recognizing an income tax benefit related to these losses because the Company does not believe there is sufficient positive evidence regarding the ability to realize the benefit of these losses. Further, the operating results of the Company have historically been included in the consolidated federal and combined state tax returns of the Parent and the resulting tax attributes have been fully utilized by the Parent and are no longer available to the Company for future use. Certain separate state Net Operating Losses (NOLs) which belong to the Company are reflected in the financials presented. After an assessment of the positive and negative evidence regarding the realizability of the separate state NOLs and other deferred tax assets reflected in the financials, it was determined a valuation allowance was required.

5) Income Taxes
The
Income tax provision
has been calculated using the separate return method, which is meant to reflect how taxes would have been recorded, had the Company filed its own tax return.

Income tax provision
for the years ended December 31, consists of the following (in thousands):

	2021	2020	2019
Current
Federal	$—	$—	$—
State	56	89	$33
Foreign	104	170	45

Current income tax provision	160	259	78

Deferred
Federal	61	218	(1,387)
State	(81)	(50)	(166)
Foreign	(2)	(70)	—

Deferred income tax provision (benefit)	(22)	98	(1,553)

Total income tax provision (benefit)	$138	$357	$(1,475)

The components of
Loss before income taxes
for the years ended December 31, were as follows (in thousands):

	2021	2020	2019
Domestic	$(68,534)	$(77,611)	$(58,155)
Foreign	380	396	163

Loss before income taxes	$(68,154)	$(77,215)	$(57,992)

The
Income tax provision (benefit)
differs from the amount that would be provided by applying the statutory US corporate income tax rate for the years ended December 31, due to the following items (in thousands):

	2021	2020	2019
Benefit at statutory rate	$(14,312)	$(16,213)	$(12,177)
State taxes, net of federal benefit	(1,139)	(1,372)	(1,049)
Foreign rate differential	8	5	4
Nondeductible expenses	420	—	—
Unrecognized tax benefits including interest and penalties	6	11	5
Unbenefited losses	14,770	17,337	11,719
Valuation allowance	380	578	16
Other	5	11	7

Income tax provision (benefit)	$138	$357	$(1,475)

The Company generated operating losses in each of the years presented. The income tax benefit recognized related to these losses was zero for the years ended December 31, 2021 and 2020 and is limited to $1.5 million for the year ended December 31, 2019 after an assessment of the available positive and negative evidence. Operating results of the Company have historically been included in the consolidated federal and combined state tax returns of the Parent and the resulting tax attributes have been fully utilized by the Parent and are no longer available to the Company for future use. As a result, any hypothetical net operating loss attributes and related valuation allowances are deemed to have been distributed to the Parent through
Net Parent investment
. Future income tax provisions may be impacted by future changes in the realizability of the hypothetical net operating loss deferred tax assets. The difference between the benefit at the statutory rate and the income tax provision related to these operating losses is reflected in the table above as
Unbenefited losses
.
Except for certain separate state NOLs which belong to the Company, no US federal or consolidated state NOLs are reflected in the financials presented. After an assessment of the positive and negative evidence regarding the realizability of the separate state NOLs reflected in the financials, it was determined a valuation allowance was required. Additionally, it was necessary to assess the positive and negative evidence of the realizability of the US federal and consolidated state net deferred tax asset balance for the periods ending December 31, 2021 and 2020. After such an assessment, it was determined a valuation allowance was required. The difference between the benefit at the statutory rate and the income tax provision related to these valuation allowances is reflected in the table above as
Valuation allowance
.
The principal components of the Company’s deferred income tax assets and liabilities as of December 31, include the following (in thousands):

	2021	2020
Deferred tax assets
Accruals not yet tax deductible	$2,379	$1,545
Stock compensation	67	53
Net operating loss and credit carryforwards	1	50
UNICAP	11	12
Amortization, book in excess of tax	258	—
Lease liability	812	120
Other	346	850

Deferred tax assets before valuation allowance	$3,874	$2,630
Less: Valuation allowance	(915)	(594)

Total deferred tax assets	2,959	2,036

Deferred tax liabilities
Depreciation, tax in excess of book	(2,283)	(1,871)
Amortization, tax in excess of book	—	(184)
Right-of-use asset	(790)	(117)

Total deferred tax liabilities	(3,073)	(2,172)

Net deferred tax liability	$(114)	$(136)

The net deferred tax liability balance decreased from December 31, 2020 to December 31, 2021 primarily due to an increase in the deferred tax asset balance related to accruals and amortization.
The Company recognizes interest and penalties related to unrecognized tax benefits in
Income tax provision
. The amount of unrecognized tax benefits as of December 31, 2021 and 2020 and associated interest and penalties, that, if recognized would affect the effective tax rate, were not material. Additionally, the Company would not be liable for any incremental taxes payable, interest or penalties, which remain as the Parent’s obligation.